Average Annual Total Returns - FidelityConvertibleSecuritiesFund-RetailPRO - FidelityConvertibleSecuritiesFund-RetailPRO - Fidelity Convertible Securities Fund	Jan. 29, 2025
Fidelity Convertible Securities Fund | Return Before Taxes
Average Annual Return:
Past 1 year	13.91%
Past 5 years	11.02%
Past 10 years	8.45%
Fidelity Convertible Securities Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.29%
Past 5 years	8.32%
Past 10 years	6.01%
Fidelity Convertible Securities Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.89%
Past 5 years	8.03%
Past 10 years	5.87%
ML014
Average Annual Return:
Past 1 year	11.14%
Past 5 years	9.66%
Past 10 years	9.07%
LB091
Average Annual Return:
Past 1 year	2.04%
Past 5 years	0.06%
Past 10 years	1.73%